PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited)
1
Voya Solution Aggressive Portfolio
Shares RA Value
Percentage
of Net
Assets
MUTUAL FUNDS : 100.0%
Affiliated Investment Companies : 100.0%
1,261,190  Voya Intermediate
Bond Fund - Class R6
$ 11,325,488
6.0
624,426  Voya International
Index Portfolio - Class I
7,593,018
4.0
1,482,838  Voya Large Cap Value
Portfolio - Class R6
9,519,822
5.0
354,201  Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
3,797,032
2.0
1,254,296  Voya Multi-Manager
International Equity
Fund - Class I
14,110,833
7.5
1,129,316  Voya Multi-Manager
Mid Cap Value Fund
- Class I
12,298,249
6.5
147,697  Voya Russell
TM
Large
Cap Growth Index
- Class I
11,349,011
6.0
99,852
(1)
Voya Small Cap
Growth Fund - Class
R6
4,750,972
2.5
516,474  Voya Small Company
Fund - Class R6
8,526,991
4.5
3,312,879  Voya U.S. Stock Index
Portfolio - Class I
66,356,974
35.0
361,859  VY
®
Invesco Comstock
Portfolio - Class I
7,646,074
4.0
488,883  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
14,192,275
7.5
1,147,672  VY
®
T. Rowe Price
Diversified Mid Cap
Growth Portfolio
- Class R6
12,234,183
6.5
60,414  VY
®
T. Rowe Price
Growth Equity Portfolio
- Class I
5,672,828
3.0
Total Mutual Funds
(Cost $164,888,653)
189,373,750
100.0
Total Investments in
Securities
(Cost $164,888,653) $ 189,373,750 100.0
Assets in Excess of
Other Liabilities 2,297 0.0
Net Assets $ 189,376,047 100.0
(1)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)
2
Voya Solution Aggressive Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Mutual Funds $ 189,373,750 $ — $ — $ 189,373,750
Total Investments, at fair value $ 189,373,750 $ — $ — $ 189,373,750
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 2,362,242 $ 9,520,943 $ (910,749) $ 353,052 $ 11,325,488 $ 175,359 $ 9,673 $ —
Voya International Index Portfolio
- Class I
— 7,570,256 (365,831) 388,593 7,593,018 39,574 9,368 —
Voya Large Cap Value Portfolio -
Class R6
1,220,858 7,292,158 (296,866) 1,303,672 9,519,822 13,651 68,850 326,392
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
1,031,706 2,739,901 (523,754) 549,179 3,797,032 — 67,947 —
Voya Multi-Manager International
Equity Fund - Class I
1,625,698 12,153,240 (1,081,244) 1,413,139 14,110,833 — 38,390 —
Voya Multi-Manager International
Factors Fund - Class I
1,650,228 139,733 (1,714,180) (75,781) — — 159,991 —
Voya Multi-Manager Mid Cap Value
Fund - Class I
2,053,857 9,747,493 (1,445,014) 1,941,913 12,298,249 — 63,205 —
Voya Russell
TM
Large Cap Growth
Index - Class I
1,956,166 9,977,150 (577,538) (6,767) 11,349,011 9,011 276,855 79,012
Voya Small Cap Growth Fund -
Class R6
1,058,783 3,168,412 (423,778) 947,555 4,750,972 — 98,520 —
Voya Small Company Fund - Class
R6
1,421,673 6,914,615 (939,866) 1,130,569 8,526,991 — 138,271 —
Voya U.S. Stock Index Portfolio -
Class I
12,518,853 48,288,389 (7,828,690) 13,378,422 66,356,974 58,427 2,187,906 5,391,279
VY
®
Invesco Comstock Portfolio -
Class I
1,046,486 7,035,093 (442,488) 6,983 7,646,074 4,203 (12,125) 422,134
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
2,573,954 11,756,197 (879,346) 741,470 14,192,275 60,749 (113,482) 168,269
VY
®
T. Rowe Price Diversified Mid
Cap Growth Portfolio - Class R6
2,053,869 11,643,608 (1,295,069) (168,225) 12,234,183 — (183,320) 1,232,783
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
1,414,024 3,904,059 (660,176) 1,014,921 5,672,828 — 159,797 509,956
$ 33,988,397 $ 151,851,247 $ (19,384,589) $ 22,918,695 $ 189,373,750 $ 360,974 $ 2,969,846 $ 8,129,825
The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)
3
Voya Solution Aggressive Portfolio
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 24,796,262
Gross Unrealized Depreciation (311,165)
Net Unrealized Appreciation $ 24,485,097